Segment Information - Schedule of Segment Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Revenue	$ 4,310	$ 4,225	$ 4,089
Operating income (loss)	1,001	922	902
Depreciation and amortization	523	492	526
Expenditures for long-lived assets	(324)	(293)	(208)
Amortization of upfront license fees	200	193	216
Global Lottery
Segment Reporting Information [Line Items]
Revenue	2,530	2,593	2,812
Global Gaming
Segment Reporting Information [Line Items]
Revenue	1,552	1,423	1,112
PlayDigital
Segment Reporting Information [Line Items]
Revenue	228	209	165
Operating Segments
Segment Reporting Information [Line Items]
Revenue	4,310	4,225	4,089
Operating income (loss)	1,291	1,201	1,164
Depreciation and amortization	367	333	366
Expenditures for long-lived assets	(317)	(287)	(203)
Operating Segments | Global Lottery
Segment Reporting Information [Line Items]
Revenue	2,530	2,593	2,812
Operating income (loss)	913	909	1,088
Depreciation and amortization	192	196	225
Expenditures for long-lived assets	(124)	(141)	(123)
Operating Segments | Global Gaming
Segment Reporting Information [Line Items]
Revenue	1,552	1,423	1,112
Operating income (loss)	313	242	43
Depreciation and amortization	163	119	126
Expenditures for long-lived assets	(188)	(140)	(67)
Operating Segments | PlayDigital
Segment Reporting Information [Line Items]
Revenue	228	209	165
Operating income (loss)	65	50	33
Depreciation and amortization	12	17	15
Expenditures for long-lived assets	(4)	(6)	(13)
Corporate and Other
Segment Reporting Information [Line Items]
Revenue	0	0	0
Operating income (loss)	(290)	(279)	(262)
Depreciation and amortization	156	160	160
Expenditures for long-lived assets	(8)	(6)	(6)
Service
Segment Reporting Information [Line Items]
Revenue	3,347	3,359	3,483
Service | Global Lottery
Segment Reporting Information [Line Items]
Revenue	2,359	2,436	2,690
Service | Global Gaming
Segment Reporting Information [Line Items]
Revenue	762	714	630
Service | PlayDigital
Segment Reporting Information [Line Items]
Revenue	227	209	163
Service | Operating Segments
Segment Reporting Information [Line Items]
Revenue	3,347	3,359	3,483
Service | Operating Segments | Global Lottery
Segment Reporting Information [Line Items]
Revenue	2,359	2,436	2,690
Service | Operating Segments | Global Gaming
Segment Reporting Information [Line Items]
Revenue	762	714	630
Service | Operating Segments | PlayDigital
Segment Reporting Information [Line Items]
Revenue	227	209	163
Service | Corporate and Other
Segment Reporting Information [Line Items]
Revenue	0	0	0
Product
Segment Reporting Information [Line Items]
Revenue	963	866	606
Product | Global Lottery
Segment Reporting Information [Line Items]
Revenue	171	157	123
Product | Global Gaming
Segment Reporting Information [Line Items]
Revenue	791	709	482
Product | PlayDigital
Segment Reporting Information [Line Items]
Revenue	1	1	1
Product | Operating Segments
Segment Reporting Information [Line Items]
Revenue	963	866	606
Product | Operating Segments | Global Lottery
Segment Reporting Information [Line Items]
Revenue	171	157	123
Product | Operating Segments | Global Gaming
Segment Reporting Information [Line Items]
Revenue	791	709	482
Product | Operating Segments | PlayDigital
Segment Reporting Information [Line Items]
Revenue	1	1	1
Product | Corporate and Other
Segment Reporting Information [Line Items]
Revenue	$ 0	$ 0	$ 0